  [LOGO of VedderPrice]                                Chicago
                                                       New York
                                                       Washington, DC
                                                       London
                                                       San Francisco
                                                       Los Angeles
                                                       Singapore
                                                       vedderprice.com

                                                       W. Thomas Conner
                                                       Shareholder
                                                       +1 202 312 3331
                                                       tconner@vedderprice.com

July 13, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:  POST-EFFECTIVE AMENDMENT NO. 2
     BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
     FILE NOS. 333-209058/811-08306
     CLASS VA (OFFERED ON AND AFTER MAY 2, 2016)

Commissioners:

     On behalf of Brighthouse Life Insurance Company of NY (the "Company") and Brighthouse Variable Annuity Account B (the "Account"), we are transmitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 2 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts (the "Contracts") issued through the Account.

     This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act to reflect certain revisions to prospectus disclosure which reflect certain product enhancements. Rather than making these changes in a prospectus supplement, we have revised the prospectus. The product enhancements include a revised guaranteed lifetime withdrawal benefit (GLWB) rider for contracts issued on or after [.], 2017

     If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 312-3331 or Nathaniel Segal at (312) 609-7747.

Very truly yours,

/s/ W. Thomas Conner

W. Thomas Conner
Shareholder

WTC

Attachment

Cc: Nathaniel Segal

               1401 I Street NW, Suite 1100 | Washington, DC 20005 | T +1 202 312 3320 | F +1 202 312 3322
--------------------------------------------------------------------------------------------------------------------------
Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.

WASHINGTON_DC/#57317.3